Financing Arrangements - Schedule of Future Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 12,881
2018	115
2019	9
2020
2021	192
Thereafter
Total debt, gross	13,197
Less: unamortized discount and deferred financing fees	(8,652)
Total debt, net	$ 4,545	$ 4,960